Note 5 - Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2012	June 30, 2013
Raw materials	€332	€316
Semi-finished goods	236	261
Finished goods	1,422	2,020
Total Inventories, net	€1,990	€2,597